Income tax - Schedule of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax
Domestic	$ 0.0	$ 0.0
Foreign	13.0	20.2
Total	13.0	20.2
Deferred tax
Domestic	0.0	0.0
Foreign	20.0	(3.6)
Total	20.0	(3.6)
Total tax expense
Domestic	0.0	0.0
Foreign	33.0	16.6
Total tax expense	$ 33.0	$ 16.6	$ 1.2